ACCOUNTS PAYABLE AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade payables and operating accrued liabilities	$ 4,604		$ 5,135
Construction payables and contractor holdbacks	804		706
Current derivative liabilities	1,234		1,130
Dividends payable	1,539		1,169
Taxes payable	801		522
Other	854		816
Accounts payable and other liabilities	$ 9,836	$ 9,540	$ 9,478